Annual Total Returns- Vanguard Target Retirement 2025 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2025 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.37%)	13.29%	18.14%	7.17%	(0.85%)	7.48%	15.94%	(5.15%)	19.63%	13.30%